SUBSEQUENT EVENTS (Additional Information) (Details) (USD $)	6 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended			6 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Aug. 08, 2013	Sep. 30, 2011	Jul. 31, 2011	Aug. 08, 2013 Secured Convertible Promisory Note [Member]	Apr. 11, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jul. 12, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member] Maximum [Member]	Jun. 30, 2013 Subsequent Event [Member] Advisory Agreement [Member]	Apr. 11, 2013 Abtech Industries Incorporated [Member] Subsequent Event [Member] Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Aggregate Principal Amount												$ 1,856,000
Debt Instrument, Maturity Date Range, Start												Mar. 31, 2013
Debt Instrument, Maturity Date Range, End												May 11, 2014
Stock Issued During Period, Value, Conversion of Convertible Securities							1,856,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,649,640						2,649,640
Shares issued for services (in shares)	60,000							40,000			140,000
Stock Issued During Period Shares Issued For Cashless Exercise Of Warrants		128,971
Short-term Debt, Total						600,000
Line of Credit Facility, Amount Outstanding	250,000								500,000
Unbilled Receivables, Not Billable, Total										$ 12,000,000
Debt Instrument, Term	90 days
Debt Instrument, Interest Rate, Stated Percentage						6.50%
Convertible Promisory Note Convertible Price Per share			$ 0.70	$ 0.70	$ 0.60